Related party transactions (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of associates [line items]
Borrowings	$ 15,668,207	$ 6,167,987	$ 5,893,068	$ 3,794,940
La Rural SA [Member]
Disclosure of associates [line items]
Borrowings		3,676
Reimbursement of expenses to pay	(845)	(55)
Leases and/or rights to use space	28,712	119
Dividends	7,165	8,841
Canon		16,394
Total Associates And Joint Ventures Of IRSA Propiedades Comerciales (La Rural S.A. And Other Associates And Joint Ventures) [Member]
Disclosure of associates [line items]
Total associates and joint ventures of IRSA Propiedades Comerciales (La Rural S.A. and Other associates and joint ventures)	34,971	31,317
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Disclosure of associates [line items]
Advances	673,406	542,052
Corporate services	41,709	22,854
Non-Convertible Notes	40,863	25,425
Equity incentive plan	12,448	10,472
Reimbursement of expenses	9,023	16,482
Other	428
Borrowings		4
Commissions		265
Lease collections		535
Reimbursement of expenses to pay	(439)	(9)
Equity incentive plan to pay	(14,609)	(15,380)
Total Direct Parent Company [Member]
Disclosure of associates [line items]
Total direct parent company	762,829	602,700
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Corporate services	(55,483)	(13,595)
Non-Convertible Notes	207,681	241,940
Reimbursement of expenses to pay	(15,375)	(23,385)
Equity incentive plan to pay	(2,546)	(1,113)
Total Direct Parent Company Of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company of IRSA	134,277	203,847
Others Associates And Joint Ventures [Member]
Disclosure of associates [line items]
Reimbursement of expenses	314	931
Borrowings	4,309	4,557
Lease collections		(105)
Reimbursement of expenses to pay	(235)
Leases and/or rights to use space		1,625
Leases and/or rights to use space of relaated parties	(518)	(1,288)
Borrowings obtained	(4,154)	(3,571)
Management fees	509	812
Advertising spaces	(286)	(619)
Directors [Member]
Disclosure of associates [line items]
Reimbursement of expenses to pay	(12)	(17)
Fees	(67,126)	(44,770)
Total Directors [Member]
Disclosure of associates [line items]
Total Directors	(67,138)	(44,787)
Others [Member]
Disclosure of associates [line items]
Reimbursement of expenses	3,283	746
Commissions		99
Reimbursement of expenses to pay	(4)	(219)
Leases and/or rights to use space	4,685	3,370
Leases and/or rights to use space of relaated parties	(9)	(41)
Commissions to pay	(27)
Legal services	(1,072)	(3,374)
Dividends	(5)	(272)
Advertising spaces	209
Hotel services		(40)
Total Others [Member]
Disclosure of associates [line items]
Total other	7,060	269
Total [Member]
Disclosure of associates [line items]
Total	$ 871,999	$ 793,346